Fair Value Measurements - Summary of Changes in the Fair Value of Warrant Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of derivative warrant liabilities	$ 534	$ (10,132)	$ 11,412
Public Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance – January 1	6,922	16,794
Change in fair value of derivative warrant liabilities	534	(10,132)
Exercise of warrants	(7,438)
Foreign currency translation adjustments	(18)	260
Ending balance – December 31		$ 6,922	$ 16,794